Heitman REIT Fund (Prospectus Summary) | Heitman REIT Fund
FUND SUMMARY
Investment Objective
The Heitman REIT Fund (the "Fund") seeks to provide investors with a high total return consistent with reasonable risk.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to
Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about this and other sales charge discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 10 of the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Heitman REIT Fund	Class A	Class Z	Institutional Class
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	none	none	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Heitman REIT Fund		Class A		Class Z	Institutional Class
Management Fees		0.90%		0.90%	0.90%
Distribution and/or Service (Rule 12b-1) Fees		none	[1]	none	none
Service Fees	[2]	0.25%		none	none
Other Operating Expenses	[2]	0.78%		0.52%	0.41%
Total Other Expenses	[2]	1.03%		0.52%	0.41%
Total Annual Fund Operating Expenses		1.93%		1.42%	1.31%
Fee Waiver and/or Expense Reimbursement	[3]	(0.43%)		(0.23%)	(0.36%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.50%		1.19%	0.95%
[1]	The Fund has adopted a distribution plan for Class A shares pursuant to Rule 12b-1("Rule 12b-1 Plan") under the Investment Company Act of 1940, as amended (the "1940 Act") that permits payments of up to 0.25% as a percentage of average daily net assets. However, the Fund is not currently making payments under the Rule 12b-1 Plan.
[2]	The Fund operated as the Old Mutual Heitman REIT Fund (the "Predecessor Fund"), prior to [ ], 2012, at which time, the Predecessor Fund was reorganized into the Fund (the "Reorganization"). Accordingly, the Fund's "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred for the Fund for the current fiscal year.
[3]	Heitman Real Estate Securities LLC ("Heitman" or the "Adviser") has contractually agreed to a reduction of its advisory fee and/or reimbursement of other operating expenses in order to limit "Total Annual Fund Operating Expenses," excluding extraordinary expenses, brokerage commissions, interest and "Acquired Fund Fees and Expenses," to, as a percentage of average daily net assets, 1.50% with respect to Class A shares, 1.19% with respect to Class Z shares and 0.95% with respect to Institutional Class shares (the "Expense Limitation"). The Expense Limitation will remain in place through the day immediately prior to the second anniversary of the Reorganization, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any fees waived or expenses reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Heitman REIT Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	719	1,107	1,519	2,666
Class Z	121	427	754	1,682
Institutional Class	97	380	684	1,548

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the fiscal year ended March 31, 2011, portfolio turnover rate of the Old
Mutual Heitman REIT Fund, a series of Old Mutual Funds II, the predecessor to the Fund (the "Predecessor Fund") was 169.65% of the average value of its portfolio.
Summary of Principal Investment Strategies
To pursue its investment objective under normal circumstances, the Fund predominantly invests in equity securities of companies principally engaged in the real estate industry, including real estate investment trusts ("REITs") or investments with economic characteristics similar to REITs. Heitman Real Estate
Securities LLC ("Heitman"), the Fund's investment adviser, considers a company to be principally engaged in the real estate industry if it derives at least 50%
of its revenues from the ownership, construction, management, financing or sale of commercial, industrial or residential real estate or has at least 50% of its assets in such real estate. The equity securities in which the Fund may invest include common and preferred stocks. The Fund has adopted a policy to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in REITs. This policy may be changed by the Board of
Trustees of FundVantage Trust without shareholder approval upon 60 days prior written notice.

Heitman pursues a growth at a reasonable price investment philosophy and seeks companies with strong growth in earnings and dividends, reasonable valuation metrics, and low risk to earnings and dividends. Most companies in the investable universe specialize in a particular property type such as office, retail, or apartments and some of these companies focus on a particular geographic region.

For each company in the investable universe, Heitman assesses real estate markets, property portfolio, balance sheet structure, growth strategies, and management quality to develop inputs for our security valuation models. Heitman uses proprietary security valuation models to identify relative mispricings in the public market. Heitman also uses an intrinsic value model to assess the value of real estate owned. Heitman selects securities which are expected to deliver strong total returns and generally expects to hold between 30 and 50 securities.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below.  These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return.
There is no assurance that the Fund will achieve its investment objectives and you can lose money investing in this Fund.

    o  Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market may also fail to recognize the Adviser's determination of an investment's value or the Adviser may misgauge that value.

    o  Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries.
       Certain industries are grouped together in broader categories called sectors. The Fund concentrates its investments in certain real estate related industries, which may cause the Fund's performance to be susceptible to the economic, business or other developments that affect those industries. Real estate industries are particularly sensitive to the following economic factors: decreases in demand due to economic recessions;
       increases in supply due to overbuilding; interest rate changes; changes in zoning laws; changes in neighborhood values; increases in property taxes;
       casualty and condemnation losses; and regulatory limitations on rents.

    o  REITs Risk. REITs may expose the Fund to similar risks associated with direct investment in real estate. REITs are dependent upon specialized management skills, have limited diversification and are generally dependent on their ability to generate cash flow to make distributions to shareholders. REITs are subject to the risk of failing to qualify for tax-
       free pass-through of income under the Code, and/or to maintain exemptions from the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, his or her proportionate share of similar expenses of the REITs in which the Fund invests.

    o  Portfolio Turnover Risk. The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund's best interest to do so. These transactions will increase the Fund's "portfolio turnover." High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund's returns.
Performance Information
It is currently contemplated that before the Fund commences operations, all of the assets and liabilities of the Predecessor Fund, will be transferred to the
Fund in a tax-free reorganization (the "Reorganization").  If approved by shareholders of the Predecessor Fund, the Reorganization will occur on or about
[           ], 2012.  As a result of the Reorganization, the performance and accounting history of the Predecessor Fund prior to the date of the
Reorganization will be assumed by the Fund.

The bar chart and performance table illustrate the risks of investing in the
Fund by showing changes in the Fund's performance year to year and by showing how the Fund's average annual returns for the 1, 5, and 10-year or since inception periods compare to those of the Wilshire US Real Estate Securities
Index, a broad measure of market performance. The Fund's past performance, both before and after taxes, does not guarantee how it will perform in the future.
Updated performance information is available by calling (855) 434-8626
(855-HEITMAN).

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns are for the Fund's Class Z shares and do not reflect sales charges. If sales charges were reflected, returns would be lower than those shown.
Annual Total Returns for the Past Ten Calendar Years - Class Z Shares

The Fund's Class Z shares year-to-date return as of March 31, 2012 was 11.20%. Best Quarter Worst Quarter 30.73% -40.90% (3rd Quarter 2009) (4th Quarter 2008)
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns Heitman REIT Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class A	Class A Shares Return Before Taxes		3.76%	(4.27%)			6.86%	[1]	Sep. 30, 2003
Class Z	Class Z Shares Return Before Taxes		10.56%	(2.85%)			9.24%	[1]	Mar. 13, 1989
Class Z After Taxes on Distributions	Class Z Shares After Taxes on Distributions	[2]	10.16%	(4.53%)			6.93%	[1]	Mar. 13, 1989
Class Z After Taxes on Distributions and Sales	Class Z Shares After Taxes on Distributions and Sale of Shares	[2]	6.85%	(3.04%)			7.09%	[1]	Mar. 13, 1989
Wilshire US Real Estate Securities Index (float adjusted)	Wilshire US Real Estate Securities Index (float adjusted) (Reflects no deduction for fees, expenses or taxes)		8.56%	(2.15%)	10.15%	[1]
[1]	The inception date for Class A and Class Z shares of the Predecessor Fund is September 30, 2003 and March 13, 1989, respectively. Institutional Class shares of the Fund have not commenced operations. The return presented for the Wilshire US Real Estate Securities Index is for the past 10 years.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax performance is shown for Class Z shares. After-tax performance for the Fund's other share classes will vary.